CERTIFICATION
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:
1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.	There are no changes to the Prospectuses and Combined Funds Statement of Additional Information (“SAI”) from the forms of the Prospectuses and Combined Funds SAI that were filed in Post-Effective Amendment No. 172 (“PEA No. 172”) on January 27, 2012, pursuant to Rule 485(b) under the 1933 Act for the following funds:

Janus Asia Equity Fund	Janus Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class R Shares
— Class T Shares	— Class S Shares
Janus Balanced Fund	— Class T Shares
— Class A Shares	Janus Global Life Sciences Fund
— Class C Shares	— Class A Shares
— Class D Shares	— Class C Shares
— Class I Shares	— Class D Shares
— Class R Shares	— Class I Shares
— Class S Shares	— Class S Shares
— Class T Shares	— Class T Shares
Janus Contrarian Fund	Janus Global Market Neutral Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class I Shares
— Class I Shares	— Class R Shares
— Class R Shares	— Class S Shares
— Class S Shares	— Class T Shares
— Class T Shares	Janus Global Real Estate Fund
Janus Emerging Markets Fund	— Class A Shares
— Class A Shares	— Class C Shares
— Class C Shares	— Class D Shares
— Class D Shares	— Class I Shares
— Class I Shares	— Class S Shares
— Class S Shares	— Class T Shares
— Class T Shares	Janus Global Research Fund
Janus Enterprise Fund	— Class A Shares
— Class A Shares	— Class C Shares
— Class C Shares	— Class D Shares
— Class D Shares	— Class I Shares
— Class I Shares	— Class S Shares
— Class R Shares	— Class T Shares
— Class S Shares	Janus Global Select Fund
— Class T Shares	— Class A Shares
Janus Forty Fund	— Class C Shares
— Class A Shares	— Class D Shares
— Class C Shares	— Class I Shares
— Class I Shares	— Class R Shares
— Class R Shares	— Class S Shares
— Class S Shares	— Class T Shares
— Class T Shares

Janus Global Technology Fund	Janus Triton Fund
— Class A Shares	— Class A Shares
— Class C Shares	— Class C Shares
— Class D Shares	— Class D Shares
— Class I Shares	— Class I Shares
— Class S Shares	— Class R Shares
— Class T Shares	— Class S Shares
Janus Growth and Income Fund	— Class T Shares
— Class A Shares	Janus Twenty Fund
— Class C Shares	— Class D Shares
— Class D Shares	— Class T Shares
— Class I Shares	Janus Venture Fund
— Class R Shares	— Class A Shares
— Class S Shares	— Class C Shares
— Class T Shares	— Class D Shares
Janus International Equity Fund	— Class I Shares
— Class A Shares	— Class S Shares
— Class C Shares	— Class T Shares
— Class D Shares	Janus Worldwide Fund
— Class I Shares	— Class A Shares
— Class R Shares	— Class C Shares
— Class S Shares	— Class D Shares
— Class T Shares	— Class I Shares
Janus Overseas Fund	— Class R Shares
— Class A Shares	— Class S Shares
— Class C Shares	— Class T Shares
— Class D Shares	Perkins Global Value Fund
— Class I Shares	— Class A Shares
— Class R Shares	— Class C Shares
— Class S Shares	— Class D Shares
— Class T Shares	— Class I Shares
Janus Protected Series — Growth	— Class S Shares
— Class A Shares	— Class T Shares
— Class C Shares
— Class D Shares
— Class I Shares
— Class S Shares
— Class T Shares
Janus Research Fund
— Class A Shares
— Class C Shares
— Class D Shares
— Class I Shares
— Class S Shares
— Class T Shares
(collectively, the “Funds”)
3.	The text of PEA No. 172 has been filed electronically.
DATED: January 31, 2012

JANUS INVESTMENT FUND on behalf of the Funds
By:	/s/ Stephanie Grauerholz-Lofton
Stephanie Grauerholz-Lofton
Vice President